Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	F-4/A
Amendment Flag	true
Entity Registrant Name	Alvotech Lux Holdings S.A.S.
Entity Central Index Key	0001898416
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1